Operating Expenses Before Impairment Losses, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Operating Expenses Before Impairment Losses, Provisions and Charges

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Staff costs	691	566
Other administration expenses	411	493
Depreciation, amortisation and impairment	181	156
	1,283	1,215